Summary of Amounts in Consolidated Balance Sheet due To or From Baxter (Detail) - Baxter $ in Millions	Sep. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Inventories	$ 107
Assets to be transferred to Baxalta, held by Baxter	211
Other amounts due from Baxter	282
Due from Baxter International Inc.	493
Liabilities to be transferred to Baxalta, held by Baxter	43
Other amounts due to Baxter	516
Due to Baxter International Inc.	$ 559